Note 12 - Income taxes - Tax Effects of Temporary Differences (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 5,613,438	$ 2,884,919
Deferred commissions	25,199
Amortization of intangible assets	27,596
Charitable contributions	1,081	2,331
Operating lease liability	91,381
Total deferred tax assets	5,758,695	2,887,250
Valuation allowance	(5,666,084)	(2,898,918)
Net deferred tax assets	92,611	(11,667)
Right-of-use asset	(92,064)
Depreciation	(547)	11,667
Total deferred tax liabilities	(92,611)
Net deferred tax liabilities